Condensed Consolidated Statements of Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands	Total	Ordinary Shares	Deferred Shares	Deferred B Shares	Deferred C Shares	Common shares Ordinary Shares	Common shares Deferred Shares	Common shares Deferred B Shares	Common shares Deferred C Shares	Additional Paid in Capital	Accumulated other comprehensive gain/(loss)	Accumulated deficit
Beginning balance at Dec. 31, 2017	$ 137,514					$ 1	$ 0	$ 0	$ 0	$ 195,644	$ (2,705)	$ (55,426)
Beginning balance, shares at Dec. 31, 2017						30,004,605	0	0	0
Stockholders' Equity
Share-based compensation expense	1,337									1,337
Restricted shares - forfeited, shares						(2,078)
Unrealized gain on foreign currency translation	4,964										4,964
Net loss	(16,717)											(16,717)
Ending balance at Mar. 31, 2018	127,098					$ 1	$ 0	$ 0	$ 0	196,981	2,259	(72,143)
Ending balance, shares at Mar. 31, 2018						30,002,527	0	0	0
Beginning balance at Dec. 31, 2017	137,514					$ 1	$ 0	$ 0	$ 0	195,644	(2,705)	(55,426)
Beginning balance, shares at Dec. 31, 2017						30,004,605	0	0	0
Stockholders' Equity
Unrealized gain on foreign currency translation	(6,242)
Net loss	(24,367)
Ending balance at Jun. 30, 2018	267,106					$ 2	$ 0	$ 118	$ 0	355,726	(8,947)	(79,793)
Ending balance, shares at Jun. 30, 2018						40,149,586	34,425.000	88,893,548.000	1
Beginning balance at Mar. 31, 2018	127,098					$ 1	$ 0	$ 0	$ 0	196,981	2,259	(72,143)
Beginning balance, shares at Mar. 31, 2018						30,002,527	0	0	0
Stockholders' Equity
Share-based compensation expense	2,376									2,376
Restricted shares - forfeited, shares						0
Issuance of shares, net of issuance costs	156,370					$ 1		$ 118		156,369
Issuance of shares, net of issuance costs (shares)						10,147,059	34,425	88,893,548	1
Unrealized gain on foreign currency translation	(11,206)										(11,206)
Net loss	(7,650)											(7,650)
Ending balance at Jun. 30, 2018	267,106					$ 2	$ 0	$ 118	$ 0	355,726	(8,947)	(79,793)
Ending balance, shares at Jun. 30, 2018						40,149,586	34,425.000	88,893,548.000	1
Beginning balance at Dec. 31, 2018	$ 232,642					$ 2	$ 0	$ 118	$ 0	361,311	(15,488)	(113,301)
Beginning balance, shares at Dec. 31, 2018	129,073,591	40,145,617	34,425	88,893,548	1	40,145,617	34,425	88,893,548	1
Stockholders' Equity
Share-based compensation expense	$ 7,365									7,365
Restricted shares - forfeited, shares						(302)
Exercise of stock options	4									4
Exercise of stock options, shares						2,126
Unrealized gain on foreign currency translation	5,051										5,051
Net loss	(27,179)											(27,179)
Ending balance at Mar. 31, 2019	217,883					$ 2	$ 0	$ 118	$ 0	368,680	(10,437)	(140,480)
Ending balance, shares at Mar. 31, 2019						40,147,441	34,425	88,893,548	1
Beginning balance at Dec. 31, 2018	$ 232,642					$ 2	$ 0	$ 118	$ 0	361,311	(15,488)	(113,301)
Beginning balance, shares at Dec. 31, 2018	129,073,591	40,145,617	34,425	88,893,548	1	40,145,617	34,425	88,893,548	1
Stockholders' Equity
Exercise of stock options, shares	6,623
Unrealized gain on foreign currency translation	$ (3,821)
Net loss	(55,655)
Ending balance at Jun. 30, 2019	$ 298,222					$ 2	$ 0	$ 118	$ 0	486,369	(19,309)	(168,958)
Ending balance, shares at Jun. 30, 2019	133,909,834	44,981,860	34,425	88,893,548	1	44,981,860	34,425.000	88,893,548.000	1.000
Beginning balance at Mar. 31, 2019	$ 217,883					$ 2	$ 0	$ 118	$ 0	368,680	(10,437)	(140,480)
Beginning balance, shares at Mar. 31, 2019						40,147,441	34,425	88,893,548	1
Stockholders' Equity
Share-based compensation expense	8,866									8,866
Restricted shares - forfeited, shares						(78)
Exercise of stock options	8									8
Exercise of stock options, shares						4,497
Issuance of shares, net of issuance costs										108,815
Issuance of shares, net of issuance costs (shares)						4,830,000
Unrealized gain on foreign currency translation	(8,872)										(8,872)
Net loss	(28,478)											(28,478)
Ending balance at Jun. 30, 2019	$ 298,222					$ 2	$ 0	$ 118	$ 0	$ 486,369	$ (19,309)	$ (168,958)
Ending balance, shares at Jun. 30, 2019	133,909,834	44,981,860	34,425	88,893,548	1	44,981,860	34,425.000	88,893,548.000	1.000